Fair Value Measurement - Summary of Fair Value Hierarchy of Financial Assets and Liabilities Measured (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	$ 7,010	$ 10,176
Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	7,010	9,543
Time deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets		633
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	7,010	10,176
Level 1 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets	7,010	9,543
Level 1 [Member] | Time deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets		$ 633